UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

The Primary Trend Fund, Inc.

3960 Hillside Drive, Suite 204
               Delafield, WI  53018_______
 (Address of principal executive offices)

Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
________Delafield, WI  53018_____
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ANNUAL REPORT

The Primary
Trend Fund

DELAFIELD, WISCONSIN
JUNE 30, 2013

MESSAGE TO SHAREHOLDERS…

“We are in the midst of a momentum-driven market.  Typically, momentum markets can deliver some high-octane gains…  Market breadth (as measured by the New York Stock Exchange Advance/Decline Indicator) is robust, and historically breadth will peak months in advance of stock prices.  Today’s environment is not a perfect script, but we liken the equity climate to that of 1987 – an aging bull that has harnessed some latent strength…  Extremely powerful intermediate term price momentum that will no doubt propel the major indices to new all-time highs…”

The Primary Trend Fund
December 31, 2012 – Semiannual Report

In some respects, the stock market over the past year has been a microcosm of the cyclical bull market that was launched four years ago – a definitive trend upward, interrupted by what we consider minor pullbacks.  On the other hand, this past year has been vastly different than the prior three years – taking on characteristics of an extended bull market fueled by momentum rather than supported by fundamentals.

All in all, over the past year, equities and not bonds were the place to be.  Returns ranged anywhere from flat for emerging markets to +35% for financial stocks, with the majority of the major indices in the +10-25% zone. For the full year ended June 30, 2013, the blue-chip averages of the Dow Jones Industrial Average and Standard & Poor’s 500 Index posted total returns of +18.87% and +20.60%, respectively.  The Russell 2000 Index of small cap stocks posted a total return of +24.21%, and the tech-heavy NASDAQ Composite returned +15.95% for the same period.

For the same 12-month period ended June 30, 2013, The Primary Trend Fund posted a total return of +11.80%.  Not surprisingly, the Fund lagged its S&P 500 benchmarks in this momentum phase of the bull market as both the portfolio strategy and equity selection shifted into a slightly more defensive posture.

Banks, Brokers and Bulls
By a wide margin, the Financial Sector was the best performing of the S&P sectors over the past 12 months.  After leading in the latter half of 2012, the interest-sensitive banks, brokers and consumer financial stocks tacked on another robust gain in the first six months of 2013, ending with a 12-month gain of 35.4%.  As the second-largest weighting in the S&P 500 at 16.6%, financials helped propel the overall index.  The Primary Trend Fund, on the other hand, is significantly underweighted in Financials at a mere 4.9% of assets.  While this has been a short-term faux pas, we believe that the reversal in interest rates to the upside will exact a toll on this sector at some point in the not-too-distant future and, therefore, we do not foresee increasing exposure to this sector until the next bull market.

Soup, Pills and Dough
Some of the best minds in football claim that you win games with great defense.  In the investing business, sometimes that same advice is operative.  While we have been bullish, and still are, we believe we are in the late innings (to use another sports reference).  In our minds, defensive posturing is a prudent course of action at this juncture of the 4-plus year old bull market.

We currently have 14.5% of the portfolio invested in the Consumer Staples sector (vs. 10.5% for the S&P 500), 16.3% invested in the Health Care sector (vs. 12.8% for the S&P 500) and 11.3% positioned in short-term cash equivalents (vs. 0% for the S&P 500).  At 42.2% of the Fund, these three defensive investment areas are nearly double the S&P 500’s weighting of 23.3%.  Not only do our food stocks (Campbell’s, Kraft, Mondelez and Wal-Mart) and drug companies (Abbott Labs, Abbvie, Johnson & Johnson, Eli Lilly and Pfizer), by nature, have a less economically sensitive and, hence, stable earnings stream, but they also pay above-average dividends.

Our cash cushion as a percentage of the portfolio has been cut by nearly half since the end of 2012 – the result of putting some sideline money to work earlier in the year and the equity-invested portion of the Fund increasing in value.

MESSAGE TO SHAREHOLDERS…(continued)

Yellow, Black or Fool’s?
We have made a calculated decision over the past year to beef up the energy-related portion of the portfolio.  “Black gold”, or crude oil, was trading in the $80-$90 per barrel price range this time last year.  We felt then, and still believe, that the $80-$90 level is a key area of support.  Today, crude is trading in the $105-$110 range – a price that has proven profitable for the global large-cap energy companies.  Our combination of oil, oil-service and natural gas companies (Apache, Encana, Royal Dutch Shell, and Schlumberger) total 14.6% of the portfolio – a significant overweight to the S&P 500 Index exposure of 10.6%.  If we are in the later innings of this bull market as we suspect, energy stocks are usually the last to take off…leadership that should be well-rewarded.

During the spring of this year, we made initial investments in gold miners Newmont Mining and Barrick Gold, as well as a small commitment to Silver Wheaton.  In total, the Fund’s exposure to the Materials sector stands at 7.3% as of June 30, 2013 – a doubling of the S&P 500’s weight of 3.3%.  With the yellow metal trading at a low of $1,200 per ounce (down 37% from its 2011 high of $1,900), we believe our position in the gold mining stocks is a lower risk proposition at this point.  Combine the attractive valuations with our expectation that they offer an inflation hedge in the face of Ben Bernanke’s monetary infusion into the financial system, and we feel that these material stocks should prove lucrative over the next two years or so.

Technicals Trump
Sometimes the stock market becomes so fundamentally cheap that it doesn’t matter how the technicals are acting, investors just need to plug their noses and accumulate stock.  Such was the case in 1982.  Other times the stock market becomes so fundamentally expensive that it behooves investors to ignore the robust technicals, sell early and sell often.  Such was the case in 1999-2000.

Which brings us to 2013.  On a fundamental basis, the Dow Jones Industrial Average and Standard & Poor’s 500 Index are trading at a price-to-earnings (P/E) ratio of 16.4x and 19.3x, respectively.  Historically, this P/E valuation range can be considered fairly valued – neither table-pounding cheap/undervalued nor vertigo-inducing expensive/overvalued.  In situations such as this, it’s sometimes best to let the stock market itself give some clues, direction or warning signs.

A 1987 Redux?
Over the last six months, we’ve conveyed to shareholders through The Primary Trend investment letter that the stock market environment unfolding in 2013 is somewhat reminiscent of the 1987 bull market, and one that we hope does not end in the same manner.

1.	Both 1987 and 2013 can be considered an extension of their respective bull market of the previous four years.

2.	Despite skepticism on Wall Street, both markets jumped out to new all-time highs – continuing to climb into uncharted water as the year progresses.

3.
Both 1987 and 2013 experienced explosive breadth.  While 1987 also included “Break-Away Momentum” (unlike 2013 thus far), the Advance/Decline Indicator as a leading technical barometer is signaling further strength by equities.

4.
Lastly, both 1986 and 2012 capped a multi-year bull market in bonds (low point for yields).  In 1987, the eventual reversal to the upside in Treasury yields put the kibosh on the bull market.  Might that recur in 2013 as well?

The Crash of 1987 (October 19, 1987) was a culmination of many things, but the speculative and aggressive buying binge by the masses during the summer rally was definitely the preamble.  The more measured advance we have witnessed in 2013 lessens the odds of a 1987-style conclusion to this bull.

MESSAGE TO SHAREHOLDERS…(continued)

The Long and Short of It
Over the short term, meaning for the remainder of 2013, the stock market has momentum.  The technicals are currently trumping the fundamentals in what we label as an extended bull market.  As prudent, value-oriented investors we do not, however, advise being aggressive in today’s equity climate.  Sentiment gauges such as the Investors Intelligence survey and the Volatility Index both suggest that investors are jumping on board the bullish bandwagon (a contrarian warning sign).

Over the long term, we are less sanguine over the prospects for the economy and, hence, the stock market.  We are in the midst of one of the worst economic recoveries in the post-World War II period (and it is a jobless recovery at that); the U.S. has $17 trillion in outstanding debt; ObamaCare is about to put a wrench in the works; and a Detroit bankruptcy is no doubt the first of many.  The bureaucrats in Washington, D.C., need to get serious about our fiscal, budgetary and regulatory woes.  Is it any wonder that the stock market, the ultimate symbol of capitalism and free enterprise, is the one shining city on the hill?

The current sector diversification of your Fund should participate fully as this cyclical bull market of 4-plus years marches on.  But the portfolio’s defensive characteristics are typical of our investment philosophy during the late stages of a market advance.  We look forward to building your trust and nest egg even further in the months ahead.

Our best regards,

Lilli Gust	Barry S. Arnold
President	Vice President
Chief Investment Officer

Summary of Investments by Sector (Unaudited)
Percent of
Sector	Investment Securities
Consumer, Non-Cyclical	28.5%
Energy	14.6%
Consumer, Cyclical	13.0%
Short-term Investments	11.3%
Basic Materials	7.3%
Technology	7.0%
Industrials	5.1%
Communications	5.0%
Financials	4.9%
Utilities	3.3%
Total Investments	100.0%

Top Ten Equity Holdings (Unaudited)
Percent of
Security	Investment Securities
Molson Coors
Brewing Co., Class B	5.1%
Johnson & Johnson	4.8%
DreamWorks Animation
SKG, Inc., Class A	4.8%
Kohl’s Corp.	4.7%
Pfizer, Inc.	4.4%
General Electric Co.	4.4%
Encana Corp.	4.2%
Royal Dutch Shell PLC ADR	4.0%
Intel Corp.	3.8%
Schlumberger Ltd.	3.8%
Total	44.0%

EXPENSE EXAMPLE (Unaudited)
For the Six Months Ended June 30, 2013

As a shareholder of the Primary Trend Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending	Expenses paid
	account value	account value	during period
	1/1/13	6/30/13	1/1/13-6/30/131
Actual	$1,000.00	$1,093.60	$10.38
Hypothetical (5% return before expenses)	1,000.00	1,015.10	9.99

1
Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period from January 1, 2013 through June 30, 2013, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The Fund is contractually obligated to limit annual expenses to 2.00% of its average daily net assets for the fiscal year.

PORTFOLIO OF INVESTMENTS
As of June 30, 2013

The Primary Trend Fund
Shares		Value
	COMMON STOCKS (88.8%)
	BASIC MATERIALS (7.3%)
	Iron/Steel (1.6%)
16,000	Cliffs Natural Resources, Inc.	$260,000

	Mining (5.7%)
23,000	Barrick Gold Corp.	362,020
15,000	Newmont Mining Corp.	449,250
5,000	Silver Wheaton Corp.	98,350
		909,620
	Total Basic Materials	1,169,620

	COMMUNICATIONS (4.9%)
	Telecommunications (4.9%)
20,000	Cisco Systems, Inc.	486,200
6,000	Verizon Communications, Inc.	302,040
	Total Communications	788,240

	CONSUMER, CYCLICAL (13.0%)
	Entertainment (4.8%)
30,000	DreamWorks Animation SKG, Inc., Class A*	769,800

	Retail (7.1%)
15,000	Kohl’s Corp.	757,650
5,000	Wal-Mart Stores, Inc.	372,450
		1,130,100
	Toys/Games/Hobbies (1.1%)
12,000	Nintendo Co., Ltd. ADR*	176,040
	Total Consumer, Cyclical	2,075,940

	CONSUMER, NON-CYCLICAL (28.5%)
	Beverages (5.1%)
17,000	Molson Coors Brewing Co., Class B	813,620

	Food (7.1%)
11,000	Campbell Soup Co.	492,690
3,333	Kraft Foods Group, Inc.	186,215
16,000	Mondelez International, Inc.	456,480
		1,135,385

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of June 30, 2013

The Primary Trend Fund (continued)
Shares		Value
	COMMON STOCKS (88.8%) (continued)
	CONSUMER, NON-CYCLICAL (28.5%) (continued)
	Pharmaceuticals (16.3%)
7,000	Abbott Laboratories	$244,160
7,000	AbbVie, Inc.	289,380
12,000	Eli Lilly & Co.	589,440
9,000	Johnson & Johnson	772,740
25,000	Pfizer, Inc.	700,250
		2,595,970
	Total Consumer, Non-Cyclical	4,544,975

	ENERGY (14.7%)
	Oil & Gas (10.9%)
5,000	Apache Corp.	419,150
40,000	Encana Corp.	677,600
10,000	Royal Dutch Shell PLC ADR, Class A	638,000
		1,734,750
	Oil & Gas Services (3.8%)
8,400	Schlumberger Ltd.	601,944
	Total Energy	2,336,694

	FINANCIALS (4.9%)
	Banks (4.9%)
8,000	JPMorgan Chase & Co.	422,320
10,000	U.S. Bancorp	361,500
	Total Financials	783,820

	INDUSTRIALS (5.1%)
	Miscellaneous Manufacturing (4.4%)
30,000	General Electric Co.	695,700

	Transportation (0.7%)
60,000	DryShips, Inc.*	112,200
	Total Industrials	807,900

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of June 30, 2013

The Primary Trend Fund (continued)
Shares		Value
	COMMON STOCKS (88.8%) (continued)
	TECHNOLOGY (7.1%)
	Semiconductors (3.8%)
25,000	Intel Corp.	$605,500

	Software (3.3%)
15,000	Microsoft Corp.	517,950
	Total Technology	1,123,450

	UTILITIES (3.3%)
	Water (3.3%)
17,000	Aqua America, Inc.	531,930
	Total Common Stocks
	(Cost $12,105,894)	14,162,569

Principal
Amount
	SHORT-TERM INVESTMENTS (11.3%)
	Commercial Paper (6.9%)
$808,000	Abbey National, 0.05%, 7/1/2013(a)	808,000
300,000	U.S. Bank, 0.18%, 8/30/2013(a)	299,732
		1,107,732
	U.S. Treasury Bills (4.4%)
700,000	0.04%, 12/5/2013(a)	699,794
	Total Short-Term Investments
	(Cost $1,807,788)	1,807,526
	TOTAL INVESTMENTS (100.1%)
	(Cost $13,913,682)	15,970,095
	Liabilities less Other Assets (-0.1%)	(15,520)
	NET ASSETS (100.0%)	$15,954,575

*	Non-income producing.
(a)	Represents the rate of the discount at the time of purchase.
ADR – American Depository Receipt
PLC – Public Limited Company

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013

The Primary
Trend Fund
Assets:
Investments, at Value (Note 2a):
Common Stocks	$14,162,569
Short-Term Investments	1,807,526
Total Investments (Cost $13,913,682)	15,970,095
Cash	7,355
Receivable for Investments Sold	257,748
Capital Shares Receivable	2,083
Dividends Receivable	14,371
Prepaid Expenses and Other Assets	13,512
Total Assets	16,265,164

Liabilities:
Payable for Investments Purchased	262,302
Accrued Investment Advisory Fees (Note 3)	10,760
Professional Fees	16,183
Transfer Agent Fees	8,119
Administration and Accounting Fees	5,166
Other	8,059
Total Liabilities	310,589
Net Assets	$15,954,575

Shares Outstanding	1,276,111
Net Asset Value, Offering and Redemption Price Per Share	$12.50

Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$13,903,784
Accumulated Undistributed Net Investment Income	34,059
Accumulated Net Realized Loss on Investments	(39,681)
Net Unrealized Appreciation on Investments	2,056,413
Net Assets	$15,954,575

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2013

The Primary
Trend Fund
Investment Income:
Dividends*	$357,383
Interest	3,089
Total Investment Income	360,472
Expenses:
Investment Advisory Fees (Note 3)	115,698
Administration and Accounting Fees	61,134
Shareholder Servicing Costs	48,522
Professional Fees	25,514
Registration Fees	23,338
Printing & Postage	14,068
Directors	8,000
Custodial Fees	6,927
Pricing	3,529
Insurance	2,396
Other	1,525
Total Expenses Before Recoupment	310,651
Recoupment of Advisory Fees Previously Waived	2,047
Total Expenses	312,698
Net Investment Income	47,774
Net Realized Gain on Investments	140,342
Change in Net Unrealized Appreciation on Investments	1,555,267
Net Realized and Unrealized Gain on Investments	1,695,609
Net Increase in Net Assets From Operations	$1,743,383

*Net of foreign tax withholding of $10,692.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	The Primary
	Trend Fund
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
Operations:
Net Investment Income	$47,774	$74,198
Net Realized Gain (Loss) on Investments	140,342	(97,918)
Change in Net Unrealized Appreciation on Investments	1,555,267	470,118
Net Increase in Net Assets from Operations	1,743,383	446,398

Distributions to Shareholders:
From Net Investment Income	(67,183)	(60,175)
Decrease in Net Assets from Distributions	(67,183)	(60,175)

Fund Share Transactions:
Proceeds from Shares Sold	292,315	229,202
Reinvested Distributions	63,146	56,364
Cost of Shares Redeemed	(1,216,070)	(660,992)
Net Decrease in Net Assets from Fund Share Transactions	(860,609)	(375,426)
Total Increase in Net Assets	815,591	10,797

Net Assets:
Beginning of Year	15,138,984	15,128,187
End of Year	$15,954,575	$15,138,984

Accumulated Undistributed Net Investment Income at End of Year	$34,059	$54,099

Transactions in Shares:
Sales	24,295	20,881
Reinvested Distributions	5,501	5,372
Redemptions	(102,066)	(61,163)
Net Decrease	(72,270)	(34,910)

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the years ended June 30:

	2013	2012	2011	2010	2009
The Primary Trend Fund
Per Share Operating Performance
Net Asset Value, Beginning of Year	$11.23	$10.94	$9.15	$8.11	$10.59
Net Investment Income	0.04	0.05	0.03	0.02	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.28	0.28	1.78	1.06	(1.74)
Total from Investment Operations	1.32	0.33	1.81	1.08	(1.63)
Less Distributions:
From Net Investment Income	(0.05)	(0.04)	(0.02)	(0.04)	(0.14)
From Net Realized Gains	—	—	—	—	(0.71)
Total Distributions	(0.05)	(0.04)	(0.02)	(0.04)	(0.85)
Net Increase (Decrease)	1.27	0.29	1.79	1.04	(2.48)
Net Asset Value, End of Year	$12.50	$11.23	$10.94	$9.15	$8.11

Total Investment Return	11.80%	3.08%	19.81%	13.39%	(16.96)%

Ratios and Supplemental Data
Net Assets, End of Year (in thousands)	$15,955	$15,139	$15,128	$14,164	$12,889
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments	2.00%	2.00%	2.00%	2.00%	2.00%
Before Waivers, Reimbursements and Recoupments	1.99%	2.06%	2.03%	1.97%	2.08%
Ratio of Net Investment Income to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments	0.31%	0.51%	0.26%	0.20%	1.33%
Before Waivers, Reimbursements and Recoupments	0.32%	0.45%	0.23%	0.23%	1.25%
Portfolio Turnover	38.0%	57.1%	92.4%	52.2%	54.5%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2013

1.	Organization

The Primary Trend Fund, Inc. (The “Fund”), a Wisconsin Corporation, began operations on September 15, 1986.  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

a.
Securities listed on a national securities exchange are valued at the last sale price.  Securities that are traded on the NASDAQ National Market or the NASDAQ Small-Cap Market are valued at the NASDAQ Official Closing Price.  If no sale is reported, the average of the last bid and ask prices is used.  Other securities for which market quotations are readily available are valued at the average of the latest bid and ask prices.  Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors.  Securities with maturities of 60 days or less are valued at amortized cost.

Generally accepted accounting principles (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common Stocks.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments.  Short-term investments are valued either by using an outside pricing service or by using amortized cost, which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,162,569	$—	$—	$14,162,569
Short-Term Investments	—	1,807,526	—	1,807,526
Total	$14,162,569	$1,807,526	$—	$15,970,095

*	All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the year ended June 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.  The Fund did not hold any Level 3 securities during the year ended June 30, 2013.  It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

b.
Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts.  Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax codes and regulations.

c.
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years 2009-2012, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2013, the Fund does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d.
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  The following reclassifications made by the

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

Fund during the fiscal year ended June 30, 2013 are primarily the result of permanent book/tax differences in the tax treatment of certain items of net investment income.

Undistributed net investment income	$(631)
Accumulated net realized loss on investments	631

The tax character of distributions paid during the fiscal years ended June 30, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$67,183	$60,175
Total taxable distributions	67,183	60,175
Total distributions paid	$67,183	$60,175

e.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Arnold Investment Counsel, Inc. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser. Under the terms of the agreement, the Adviser receives from the Fund a monthly fee at an annual rate of 0.74% of its average daily net assets. The agreement further stipulates that the Adviser will reimburse the Fund for annual expenses exceeding 2.0% of the Fund’s average daily net asset value.  There were no such reimbursements necessary for the year ended June 30, 2013.

As part of the Expense Reimbursement Recoupment Agreement, the Fund has agreed to repay the Adviser for amounts previously waived or reimbursed by the Adviser pursuant to the Investment Advisory Agreement provided that such repayment does not cause the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, to exceed 2.0% and the repayment is made within three years after the year in which the Adviser incurred the expense.  As of June 30, 2013, the Fund paid the Adviser $2,047 in repayment for fees previously waived.  As of June 30, 2013, there was $2,623 and $8,156 of fees available to be recovered no later than June 30, 2014 and June 30, 2015, respectively.

4.	Purchases and Sales of Securities
Total purchases and sales of securities, other than short-term investments, for the Fund for the year ended June 30, 2013, were as follows:

Purchases	$4,979,401
Sales	4,921,183

There were no long-term purchases or sales of U.S. Government Securities for the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

5.	Tax Information
At June 30, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$13,922,243
Gross unrealized appreciation	2,721,959
Gross unrealized depreciation	(674,107)
Net unrealized appreciation on investments	$2,047,852

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and passive foreign investment companies (“PFICs”).

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$42,620
Undistributed long-term capital gains	—
Accumulated earnings	42,620
Accumulated capital and other losses	(39,681)
Net unrealized appreciation	2,047,852
Total accumulated earnings/(deficit)	$2,050,791

At June 30, 2013, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Short-Term	Long-Term
Losses Expiring:
2018	$39,681	$—
	$39,681	$—

During the year ended June 30, 2013, the Fund utilized $140,973 of its capital loss carryforwards.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6.	Beneficial Ownership

The benefical ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.  As of June 30, 2013, Ruth L. Leef owned 25% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Primary Trend Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Primary Trend Fund, Inc. (the “Fund”) as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were no received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Primary Trend Fund, Inc. as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 21, 2013

Proxy Voting Policies and Procedures (Unaudited)
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-443-6544 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013, will be available without charge, upon request, by calling 1-800-443-6544 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Tax Designation (Unaudited)
For the year ended June 30, 2013, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended June 30, 2013, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

DIRECTORS AND OFFICERS (Unaudited)

Number of
		Term of	Principal	Funds	Other
	Position(s)	Office and	Occupation(s)	in Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held
and Age	the Fund	Time Served	5 Years	by Director	by Director
Independent Directors:
Clark Hillery	Director	Indefinite, until	Director of Team Services	1	None
3960 Hillside Drive		successor elected	for the Milwaukee Bucks
Suite 204			since December, 2000.
Delafield, WI 53018		15 years
Age: 63

William J. Rack	Director	Indefinite, until	Managing member of Lakeland	1	None
3960 Hillside Drive		successor elected	Business Properties LLC,
Suite 204			which engages in
Delafield, WI 53018		11 years	commercial real estate
Age: 67			development and leasing.

Interested Director:
Barry S. Arnold	Director	As Director,	Portfolio Manager, Chief	1	None
3960 Hillside Drive		indefinite, until	Investment Officer and
Suite 204		successor elected	Secretary of the Adviser.
Delafield, WI 53018		As Director,
Age: 48		served 16 years

	Vice	One year term,
	President	elected annually
	and	As Vice President
	Secretary	and Secretary,
served 10 years

Officer:
Lilli Gust	President,	One year term,	Portfolio Manager,	N/A	N/A
3960 Hillside Drive	Treasurer	elected annually	President and Treasurer
Suite 204	and Chief	As President,	of the Adviser.
Delafield, WI 53018	Compliance	served 24 years
Age: 67	Officer
As Treasurer,
served 10 years

As Chief
Compliance
Officer, served
9 years

Certain officer and directors of the Fund are affiliated with the Adviser.  None of these individuals receives a fee from the Fund for serving as an officer or director.  The independent directors’ remuneration for the Fund totaled $8,000 for the year ended June 30, 2013.

Additional information about the Fund’s Directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-443-6544.

FUND PERFORMANCE COMPARISON (Unaudited)

The performance data quoted is past performance and past performance is no guarantee of future results.  Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance quoted.  To obtain performance current to the most recent month-end, please call 1-800-443-6544.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.  Total returns are based on net change in NAV assuming reinvestment of distributions.  As of October 31, 2012, the effective date of the most recent prospectus, the gross and net expense ratios for the Fund were 2.06% and 2.00%, respectively.

*
The S&P 500® Index is an unmanaged but commonly used measure of common stock total return performance.  The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs.

www.primarytrendfunds.com

INVESTMENT ADVISER
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
Delafield, Wisconsin 53018
1-800-443-6544

OFFICERS
Lilli Gust, President and Treasurer
Barry S. Arnold, Vice President and Secretary

DIRECTORS
Barry S. Arnold
Clark J. Hillery
William J. Rack

ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Founding member of
100%	NO-LOADTM MUTUAL FUND COUNCIL

Item 2.  Code of Ethics

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer.  During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.  The Code is incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2008. (SEC Accession No. 0000898531-08-000244)

Item 3.  Audit Committee Financial Expert

While The Primary Trend Fund, Inc. believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for professional services by the Registrant’s principal accountant for each of the last two fiscal years were as follows:

(a) Audit Fees for Registrant.
The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Fiscal year ended June 30, 2013                                                                $14,000
Fiscal year ended June 30, 2012                                                                $14,000

(b) Audit-Related Fees for Registrant.
The aggregate fees billed for assurance and related services by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not required under “Audit Fees” above.

Fiscal year ended June 30, 2013                                                                $0
Fiscal year ended June 30, 2012                                                                $0

(c) Tax Fees for Registrant.
The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for review of Federal and excise tax returns, tax compliance, tax advice and tax planning.  The fees paid were comprised of a review of the tax returns, tax notes and other documentation for the filing and returns, along with their underlying schedules, that were prepared by the Registrant’s administrator.

Fiscal year ended June 30, 2013                                                                $1,000
Fiscal year ended June 30, 2012                                                                $1,000

(d) All Other Fees.
The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

Fiscal year ended June 30, 2013                                                                $0
                Fiscal year ended June 30, 2012                                                                $0

(e) Audit Committee’s pre-approval policies and procedures.
(1) Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee shall pre-approve all auditing services and permissible non-audit services to be provided.  In addition, the Charter provides that the Audit Committee may delegate to one or more of its members the authority to grant such pre-approvals.

(2) During the fiscal year ended June 30, 2013, all of the non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the last two fiscal years there were no other non-audit services rendered by the Registrant’s principal accountant to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

 Not applicable.

Item 11.  Controls and Procedures

(a)
The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected or were reasonably likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics. Incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2008. (SEC Accession No. 0000898531-08-000244)

	(2)	Certifications required pursuant to Sections 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
August 27, 2013

/s/ Lilli Gust
Lilli Gust
Principal Financial Officer
August 27, 2013